PREPAIDS AND DEPOSITS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS
6.	PREPAIDS AND DEPOSITS

	December 31, 2025	December 31, 2024
Insurance	$526,555	$370,609
Prepaid other	214,493	112,439
Deposits	4,016,052	241,465
	$4,757,100	$724,513

Deposits consist of amounts required to be pre-paid in order for vendors to manufacture or supply goods.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars